GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, Wisconsin 53202-3580

Telephone: (414) 273-3500 Fax: (414) 273-5198

January 5, 2005

VIA EDGAR

U.S. Securities and Exchange Commission

450 5th Street, N.W.

Washington, D.C. 20549

RE:	Marshall Funds, Inc. (Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

On behalf of Marshall Funds, Inc. (the “Company”) and pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the “Act”), we hereby file the forms of Prospectus for the Marshall Money Market Fund (Class Y) and the Marshall Money Market Fund and Government Money Market Fund (Class I) which will be used by the Company after December 31, 2004, the effective date of Post-Effective Amendment No. 42 to the Company’s Registration Statement on Form N-1A.

In addition, please note that in lieu of filing the remaining forms of Prospectus for Class A, Class Y and Class I shares that were included in Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A and the forms of Statement of Additional Information for Class A, Class Y and Class I shares (the “SAIs”) which will be used by the Company after the effective date of Post-Effective Amendment No. 42 as required by Rule 497(c), we are hereby providing you with notice in accordance with Rule 497(j) under the Act that the other Prospectuses and the SAIs that would have been filed under Rule 497(c) of the Act would not have differed from those contained in Post-Effective Amendment No. 42. The text of Post-Effective Amendment No. 42 was filed electronically via EDGAR on December 30, 2004.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Jasna B. Dolgov
Jasna B. Dolgov

cc:	John M. Blaser

Carol A. Gehl

Ellen Drought